Supplemental Consolidating Financial Information - Schedule of Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue		$ 652,911	$ 652,881	$ 642,446	$ 640,188	$ 643,970	$ 644,256	$ 635,286	$ 621,140	$ 1,937,783	$ 1,935,515	$ 2,588,426	$ 2,544,652	$ 2,513,039
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)										307,224	316,749	417,179	413,400	401,826
Selling, general and administrative										151,300	157,516	208,189	220,207	259,944
Depreciation and amortization										567,472	583,196	769,440	798,817	804,037
Impairment of asset value								104,100	6,500				110,625	499,100
(Gains) losses on derivative financial instruments										37,651	24,163	24,635	89,509	2,681
Total operating expenses										1,063,647	1,081,624	1,419,443	1,632,558	1,967,588
Income (loss) from operations		315,092	292,249	271,364	290,278	256,827	274,572	135,242	245,452	874,136	853,891	1,168,983	912,094	545,451
Interest (income) expense, net										950,073	992,084	1,309,484	1,379,019	1,362,823
Loss on early extinguishment of debt	(43,400)			(158,000)	(168,200)		(75,800)			(46,489)	(326,183)	(326,183)	(76,849)	4,697
Loss from previously unconsolidated affiliates			20,200								(24,658)	(24,658)	503	517
Other income (expense), net										(20,982)	7,753	1,955	9,124	41,496
Benefit from income taxes										(1,110)	(48,931)	(55,393)	(26,378)	11,399
Net income (loss)		(1,645)	(2,109)	(214,482)	(215,758)	(115,077)	(107,353)	(181,912)	(103,428)	(142,298)	(432,350)	(433,994)	(507,769)	(782,061)
Net income attributable to noncontrolling interest										(643)	2,942	1,106	2,317	369
Net income (loss) attributable to Intelsat S.A.		(3,480)	(442)	(213,368)	(215,598)	(115,789)	(106,400)	(180,646)	(102,618)	(142,941)	(429,408)	(432,888)	(505,452)	(781,692)
Intelsat S.A. [Member]
Revenue											0	5,221
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)											0
Selling, general and administrative										2,902	3,982	5,691	4,054	28,029
Depreciation and amortization											0
(Gains) losses on derivative financial instruments											0
Total operating expenses										2,902	3,982	5,691	4,054	28,029
Income (loss) from operations										(2,902)	(3,982)	(470)	(4,054)	(28,029)
Interest (income) expense, net										47,156	58,011	72,915	123,482	104,311
Loss on early extinguishment of debt											(78,960)	(78,960)
Gain (loss) on early extinguishment of debt														(74,483)
Subsidiary income (loss)										(71,870)	(288,455)	(280,553)	(415,901)	(536,884)
Loss from previously unconsolidated affiliates											0
Other income (expense), net										(13)	0	10
Income (loss) before income taxes										(121,941)	(429,408)	(432,888)	(543,437)	(743,707)
Benefit from income taxes											0		(37,985)	37,985
Net income (loss)										(121,941)	(429,408)	(432,888)	(505,452)	(781,692)
Net income attributable to noncontrolling interest											0
Net income (loss) attributable to Intelsat S.A.										(121,941)	(429,408)	(432,888)	(505,452)	(781,692)
Intelsat S.A. [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Revenue											0	5,221
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)											0
Selling, general and administrative										2,902	3,982	5,691	4,054	28,029
Depreciation and amortization											0
(Gains) losses on derivative financial instruments											0
Total operating expenses										2,902	3,982	5,691	4,054	28,029
Income (loss) from operations										(2,902)	(3,982)	(470)	(4,054)	(28,029)
Interest (income) expense, net										47,156	58,011	72,915	123,482	104,311
Loss on early extinguishment of debt											(78,960)	(78,960)
Gain (loss) on early extinguishment of debt														(74,483)
Subsidiary income (loss)										(71,798)	(288,325)	(280,453)	(415,901)	(536,884)
Loss from previously unconsolidated affiliates											0
Other income (expense), net										(13)	0	10
Income (loss) before income taxes										(121,869)	(429,278)	(432,788)	(543,437)	(743,707)
Benefit from income taxes											0		(37,985)	37,985
Net income (loss)										(121,869)	(429,278)	(432,788)	(505,452)	(781,692)
Net income attributable to noncontrolling interest											0
Net income (loss) attributable to Intelsat S.A.										(121,869)	(429,278)	(432,788)	(505,452)	(781,692)
Intelsat Luxembourg [Member]
Revenue											0
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)											0
Selling, general and administrative										18,992	19,049	25,302	25,204	23,273
Depreciation and amortization											0
(Gains) losses on derivative financial instruments											0
Total operating expenses										18,992	19,049	25,302	25,204	23,273
Income (loss) from operations										(18,992)	(19,049)	(25,302)	(25,204)	(23,273)
Interest (income) expense, net										457,983	460,023	612,560	611,213	622,058
Loss on early extinguishment of debt											0
Gain (loss) on early extinguishment of debt														19,676
Subsidiary income (loss)										412,763	197,706	369,951	234,134	128,646
Loss from previously unconsolidated affiliates											0
Other income (expense), net										(1)	(1)	(1)		(1)
Income (loss) before income taxes										(64,213)	(281,367)	(267,912)	(402,283)	(497,010)
Benefit from income taxes											0		(14,090)	14,133
Net income (loss)										(64,213)	(281,367)	(267,912)	(388,193)	(511,143)
Net income attributable to noncontrolling interest											0
Net income (loss) attributable to Intelsat S.A.										(64,213)	(281,367)	(267,912)	(388,193)	(511,143)
Intelsat Luxembourg [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Revenue											0
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)											0			23
Selling, general and administrative										18,992	19,049	25,302	25,204	23,250
Depreciation and amortization											0
(Gains) losses on derivative financial instruments											0
Total operating expenses										18,992	19,049	25,302	25,204	23,273
Income (loss) from operations										(18,992)	(19,049)	(25,302)	(25,204)	(23,273)
Interest (income) expense, net										457,983	460,023	612,560	611,213	622,058
Loss on early extinguishment of debt											0
Gain (loss) on early extinguishment of debt														19,676
Subsidiary income (loss)										412,835	197,836	370,051	234,134	128,646
Loss from previously unconsolidated affiliates											0
Other income (expense), net										(1)	(1)	(1)		(1)
Income (loss) before income taxes										(64,141)	(281,237)	(267,812)	(402,283)	(497,010)
Benefit from income taxes											0		(14,090)	14,133
Net income (loss)										(64,141)	(281,237)	(267,812)	(388,193)	(511,143)
Net income attributable to noncontrolling interest											0
Net income (loss) attributable to Intelsat S.A.										(64,141)	(281,237)	(267,812)	(388,193)	(511,143)
Intelsat Jackson [Member]
Revenue										20,528	0
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)											0
Selling, general and administrative										1,105	820	955	376	224
Depreciation and amortization										17,104	0
(Gains) losses on derivative financial instruments										36,053	23,716	24,265	35,942	4,672
Total operating expenses										54,262	24,536	25,220	36,318	4,896
Income (loss) from operations										(33,734)	(24,536)	(25,220)	(36,318)	(4,896)
Interest (income) expense, net										610,347	442,774	593,975	331,155	291,908
Loss on early extinguishment of debt					(87,900)					(43,385)	(28,963)	(28,963)
Subsidiary income (loss)										1,100,236	693,978	1,018,107	550,951	476,106
Loss from previously unconsolidated affiliates											0
Other income (expense), net										(7)	1	2
Income (loss) before income taxes										412,763	197,706	369,951	183,478	179,302
Benefit from income taxes											0		(50,656)	50,656
Net income (loss)										412,763	197,706	369,951	234,134	128,646
Net income attributable to noncontrolling interest											0
Net income (loss) attributable to Intelsat S.A.										412,763	197,706	369,951	234,134	128,646
Intelsat Jackson [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Revenue										1,718,186	1,714,752	2,292,284	2,279,437	2,316,133
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)										194,870	191,443	262,753	257,553	282,362
Selling, general and administrative										93,022	100,456	128,301	129,216	146,591
Depreciation and amortization										538,371	558,503	737,413	771,473	777,831
Impairment of asset value													110,625	499,100
(Gains) losses on derivative financial instruments										36,053	19,255	19,804	80,490	1,088
Total operating expenses										862,316	869,657	1,148,271	1,349,357	1,706,972
Income (loss) from operations										855,870	845,095	1,144,013	930,080	609,161
Interest (income) expense, net										434,154	467,479	613,080	641,039	631,857
Loss on early extinguishment of debt										(43,385)	(247,223)	(247,223)	(76,849)
Gain (loss) on early extinguishment of debt														60,704
Subsidiary income (loss)										24,538	37,595	57,280	25,836	4,501
Loss from previously unconsolidated affiliates											(24,658)	(24,658)
Other income (expense), net										5,328	2,336	(14,404)	7,790	34,377
Income (loss) before income taxes										408,197	145,666	301,928	245,818	76,886
Benefit from income taxes										(4,638)	(52,170)	(68,123)	11,684	(51,760)
Net income (loss)										412,835	197,836	370,051	234,134	128,646
Net income attributable to noncontrolling interest											0
Net income (loss) attributable to Intelsat S.A.										412,835	197,836	370,051	234,134	128,646
Intelsat Jackson Subsidiaries (Non-Guarantors) [Member]
Revenue										1,937,789	1,935,515	2,588,443	2,544,652	2,513,039
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)										327,751	316,749	422,398	413,400	401,826
Selling, general and administrative										128,308	133,665	176,260	190,573	208,418
Depreciation and amortization										550,368	583,196	769,440	798,817	804,037
Impairment of asset value													110,625	499,100
(Gains) losses on derivative financial instruments										1,598	447	370	53,567	(1,991)
Total operating expenses										1,008,025	1,034,057	1,368,468	1,566,982	1,911,390
Income (loss) from operations										929,764	901,458	1,219,975	977,670	601,649
Interest (income) expense, net										(165,413)	31,276	30,034	313,169	345,746
Loss on early extinguishment of debt										(3,104)	(218,260)	(218,260)	(76,849)
Gain (loss) on early extinguishment of debt														60,704
Subsidiary income (loss)											0
Loss from previously unconsolidated affiliates											(24,658)	(24,658)
Other income (expense), net										39	7,753	1,944	9,627	42,014
Income (loss) before income taxes										1,092,112	635,017	948,967	597,279	358,621
Benefit from income taxes										(1,110)	(48,931)	(55,393)	76,353	(91,375)
Net income (loss)										1,093,222	683,948	1,004,360	520,926	449,996
Net income attributable to noncontrolling interest										(643)	2,942	1,106	2,317	369
Net income (loss) attributable to Intelsat S.A.										1,092,579	686,890	1,005,466	523,243	450,365
Consolidation and Eliminations [Member]
Revenue										(20,534)	0	(5,238)
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)										(20,527)	0	(5,219)
Selling, general and administrative										(7)	0	(19)
Depreciation and amortization											0
(Gains) losses on derivative financial instruments											0
Total operating expenses										(20,534)	0	(5,238)
Income (loss) from operations											0
Interest (income) expense, net											0			(1,200)
Loss on early extinguishment of debt											0
Gain (loss) on early extinguishment of debt														(1,200)
Subsidiary income (loss)										(1,441,129)	(603,229)	(1,107,505)	(369,184)	(67,868)
Loss from previously unconsolidated affiliates											0
Other income (expense), net										(21,000)	0
Income (loss) before income taxes										(1,462,129)	(603,229)	(1,107,505)	(369,184)	(67,868)
Benefit from income taxes											0
Net income (loss)										(1,462,129)	(603,229)	(1,107,505)	(369,184)	(67,868)
Net income attributable to noncontrolling interest											0
Net income (loss) attributable to Intelsat S.A.										(1,462,129)	(603,229)	(1,107,505)	(369,184)	(67,868)
Consolidation and Eliminations [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Revenue										(2,042,396)	(2,002,800)	(2,697,020)	(2,642,999)	(2,645,048)
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)										(539,602)	(479,491)	(667,469)	(621,114)	(611,276)
Selling, general and administrative										(91,921)	(99,637)	(127,364)	(128,840)	(146,367)
Depreciation and amortization										(522,212)	(558,818)	(738,043)	(771,473)	(777,831)
Impairment of asset value													(110,625)	(499,100)
(Gains) losses on derivative financial instruments											4,461	4,461	(44,548)	3,584
Total operating expenses										(1,153,735)	(1,133,485)	(1,528,415)	(1,676,600)	(2,030,990)
Income (loss) from operations										(888,661)	(869,315)	(1,168,605)	(966,399)	(614,058)
Interest (income) expense, net										176,193	(24,705)	(19,106)	(309,882)	(341,150)
Loss on early extinguishment of debt											218,261	218,260	76,849
Gain (loss) on early extinguishment of debt														(61,904)
Subsidiary income (loss)										(390,113)	15,299	(204,158)	130,095	399,236
Loss from previously unconsolidated affiliates											24,658	24,658
Other income (expense), net										(27,334)	(2,781)	13,629	(7,788)	(34,377)
Income (loss) before income taxes										(1,482,301)	(589,173)	(1,097,110)	(457,361)	30,047
Benefit from income taxes										4,654	52,170	68,076	(62,340)	102,416
Net income (loss)										(1,486,955)	(641,343)	(1,165,186)	(395,021)	(72,369)
Net income attributable to noncontrolling interest											0
Net income (loss) attributable to Intelsat S.A.										(1,486,955)	(641,343)	(1,165,186)	(395,021)	(72,369)
Consolidated [Member]
Revenue										1,937,783	1,935,515	2,588,426	2,544,652	2,513,039
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)										307,224	316,749	417,179	413,400	401,826
Selling, general and administrative										151,300	157,516	208,189	220,207	259,944
Depreciation and amortization										567,472	583,196	769,440	798,817	804,037
Impairment of asset value													110,625	499,100
(Gains) losses on derivative financial instruments										37,651	24,163	24,635	89,509	2,681
Total operating expenses										1,063,647	1,081,624	1,419,443	1,632,558	1,967,588
Income (loss) from operations										874,136	853,891	1,168,983	912,094	545,451
Interest (income) expense, net										950,073	992,084	1,309,484	1,379,019	1,362,823
Loss on early extinguishment of debt										(46,489)	(326,183)	(326,183)	(76,849)
Gain (loss) on early extinguishment of debt														4,697
Subsidiary income (loss)											0
Loss from previously unconsolidated affiliates											(24,658)	(24,658)
Other income (expense), net										(20,982)	7,753	1,955	9,627	42,013
Income (loss) before income taxes										(143,408)	(481,281)	(489,387)	(534,147)	(770,662)
Benefit from income taxes										(1,110)	(48,931)	(55,393)	(26,378)	11,399
Net income (loss)										(142,298)	(432,350)	(433,994)	(507,769)	(782,061)
Net income attributable to noncontrolling interest										(643)	2,942	1,106	2,317	369
Net income (loss) attributable to Intelsat S.A.										(142,941)	(429,408)	(432,888)	(505,452)	(781,692)
Jackson Subsidiary Guarantors [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Revenue										1,718,190	1,714,752	2,292,289	2,279,437	2,316,133
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)										215,397	191,443	262,753	257,553	282,362
Selling, general and administrative										91,921	99,637	127,351	128,839	146,367
Depreciation and amortization										521,267	558,503	737,413	771,473	777,831
Impairment of asset value													110,625	499,100
(Gains) losses on derivative financial instruments											(4,461)	(4,461)	44,548	(3,584)
Total operating expenses										828,585	845,122	1,123,056	1,313,038	1,702,076
Income (loss) from operations										889,605	869,630	1,169,233	966,399	614,057
Interest (income) expense, net										(176,193)	24,705	19,106	309,882	339,949
Loss on early extinguishment of debt											(218,261)	(218,260)	(76,849)
Gain (loss) on early extinguishment of debt														60,704
Subsidiary income (loss)										24,538	37,595	57,280	25,836	4,501
Loss from previously unconsolidated affiliates											(24,658)	(24,658)
Other income (expense), net										5,334	2,336	(14,404)	7,788	34,377
Income (loss) before income taxes										1,095,670	641,937	950,085	613,292	373,690
Benefit from income taxes										(4,638)	(52,170)	(68,123)	62,340	(102,416)
Net income (loss)										1,100,308	694,107	1,018,208	550,952	476,106
Net income attributable to noncontrolling interest											0
Net income (loss) attributable to Intelsat S.A.										1,100,308	694,107	1,018,208	550,952	476,106
Non-Guarantor Subsidiaries [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Revenue										543,803	508,811	695,652	628,777	525,821
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)										436,559	413,354	559,142	519,408	448,355
Selling, general and administrative										36,384	34,029	48,908	61,734	62,074
Depreciation and amortization										30,046	25,008	32,657	27,344	26,206
(Gains) losses on derivative financial instruments										1,598	4,908	4,831	9,019	1,593
Total operating expenses										504,587	477,299	645,538	617,505	538,228
Income (loss) from operations										39,216	31,512	50,114	11,272	(12,407)
Interest (income) expense, net										10,780	6,571	10,929	3,285	5,798
Loss on early extinguishment of debt										(3,104)	0
Subsidiary income (loss)											0
Loss from previously unconsolidated affiliates											0
Other income (expense), net										(4,296)	5,863	17,125	1,837	7,637
Income (loss) before income taxes										21,036	30,804	56,310	9,824	(10,568)
Benefit from income taxes										3,512	3,239	12,777	14,013	11,041
Net income (loss)										17,524	27,565	43,533	(4,189)	(21,609)
Net income attributable to noncontrolling interest										(643)	2,942	1,106	2,317	369
Net income (loss) attributable to Intelsat S.A.										$ 16,881	$ 30,507	$ 44,639	$ (1,872)	$ (21,240)